Shareholders' Equity	3 Months Ended
Mar. 31, 2022
Shareholders' Equity
Shareholders' Equity

Note 9 - Shareholders’ Equity

	March 31,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2022	2021	2021

Total registered shares at the beginning of the period	52,341,584	49,941,584	49,941,584
New issue of shares during the period	—	—	2,400,000
Outstanding of shares during the period	830,586	—	—
Total registered and outstanding shares at the end of the period	53,172,170	49,941,584	52,341,584

Share capital at the end of the period	2,094	1,998	2,094

Equity attributable to equity holders of the Parent Company	871,142	1,089,545	1,008,281
Non-controlling interests	—	36,238	—
Equity at the end of the period	871,142	1,125,783	1,008,281

	Three Months Ended		Year Ended
	March 31,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2022	2021	2021

Loss per share before and after dilution, SEK	(3.95)	(2.62)	(9.84)
Weighted-average number of shares outstanding for the period, before and after dilution	52,381,402	49,941,584	50,829,255

Reserves for translation from foreign operations amounted to (SEK 1.2 million) and SEK 6.3 million which are included in equity as of March 31, 2022 and 2021, respectively.

As of March 31, 2022, there was an on-going issue of shares of 830,586 common shares under registration, which referred to the exercise of the Warrant Program 2018/2022. Regarding the calculation of the weighted-average number of shares outstanding for the period, shares in on-going issue of shares have been taken into account.